Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Summary of Significant Accounting Policies
Total foreign currency translation adjustment income/(loss)	¥ 1,285,664	¥ (144,620)
Foreign currency exchange rate, translation	7.1135		7.1135
Cash held in online payments platform	¥ 64,218			¥ 33,540
Cash and cash equivalents	37,472,617		$ 5,267,817	27,854,224
Restricted cash	3,097,127		$ 435,387	2,638,840
Total cash, cash equivalents and restricted cash	¥ 40,569,744			¥ 30,493,064